INVESCO Funds Group, Inc.
7800 E. Union Avenue
Denver, Colorado  80237
(303) 930-6300


June 30, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Specialty Funds, Inc.
      1933 Act No. 033-79290
      1940 Act No. 811-8528
      CIK No. 0000923705

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Specialty Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for INVESCO Realty Fund and the Company's Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to the Company's Registration Statement which was electronically filed pursuant to Rule 485(b) on June 27, 1997. This Post-Effective Amendment is to become effective today.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,

/s/ Glen A. Payne
-----------------
Glen A. Payne
Senior Vice President,
  Secretary and General Counsel